Interests in joint operations	12 Months Ended
Dec. 31, 2022
Disclosure of joint operations [abstract]
Interests in joint operations
19. Interests in joint operations

Accounting policy
A joint operation is a joint arrangement in which the parties that share joint control have rights to the assets, and obligations for the liabilities, relating to the arrangement.
The following are recognised in the financial statements in relation to the Group’s interests in joint operations:
•the Group’s share of the jointly controlled assets, classified according to the nature of the assets
•any liabilities that the Group has incurred
•the Group’s share of any liabilities incurred jointly with the other venturers in relation to the joint operation
•any income from the sale or use of the Group’s share of the output of the joint operation, together with the Group’s share of any expenses incurred by the joint operation
•any expenses that the Group has incurred in respect of its interest in the joint operation

Kroondal Mine
The Group’s interests in joint operations includes a 50% interest in two joint operations each referred to as the “Notarial Pooling and Sharing Agreements” between Kroondal Operations Proprietary Limited and RPM. The principal activities of the joint operations are to extend the Kroondal mine over the boundary of the properties covering the Kroondal mine and expand the Marikana mine operations through mineral rights contributed by Anglo American Platinum Limited (Anglo American) through its subsidiary, RPM.
On 31 January 2022, Sibanye-Stillwater announced it had entered into an agreement with RPM, through its subsidiary SRPM, which will result in SRPM assuming full ownership of the Kroondal operation. The sale transaction was not effective at 31 December 2022 since its implementation is subject to the fulfilment of certain conditions precedent.
The Group’s share of the assets, liabilities, revenue and expenses of the joint operations is as follows:

Figures in million – SA rand	2022	2021	2020
Revenue	8,371	10,293	7,973
Gain/(loss) on foreign exchange differences	131	127	(16)
Profit before tax	4,780	6,557	4,814
Profit for the year	4,781	6,556	4,814
Non-current assets	729	636	800
Current assets	3,093	3,357	3,894
Non-current liabilities	(9)	(13)	(7)
Current liabilities	(414)	(493)	(436)
Net assets (50%)	3,399	3,487	4,251